Trade receivables, reseller financing and other receivables - Breakdown of Expected Losses on Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of trade receivables [line items]
Allowance for expected credit losses	R$ 134,383	R$ 173,287
Reseller Financing - Ipiranga [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	134,383	173,287	R$ 185,278	R$ 197,011
Reseller Financing - Ipiranga [member] | Current [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	8,265	1,327
Reseller Financing - Ipiranga [member] | Less than 30 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	1,595	483
Reseller Financing - Ipiranga [member] | 31 to 60 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	857	1,132
Reseller Financing - Ipiranga [member] | 61-90 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	1,795	3,704
Reseller Financing - Ipiranga [member] | 91-180 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	4,521	4,937
Reseller Financing - Ipiranga [member] | More than 180 days [member]
Summary of trade receivables [line items]
Allowance for expected credit losses	R$ 117,350	R$ 161,704